Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of basic and diluted EPS calculations
The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	2021	2020	2019
Loss attributable to the parent entity	(56,779)	(22,264)	(19,363)
Effects of the settlement of preference shares classified as equity	—	33	15
Loss attributable to ordinary equity holders of the parent entity	(56,779)	(22,231)	(19,348)
Weighted average number of ordinary shares	205,619,832	164,605,952	128,597,975
Basic and diluted loss per share (RUB)	(276.1)	(135.1)	(150.4)